PRIVATE PLACEMENT (Q1) (Details) - USD ($)						5 Months Ended	12 Months Ended
	Nov. 23, 2021	Nov. 22, 2021	May 25, 2021	May 20, 2021	Nov. 27, 2020	Dec. 31, 2020	Dec. 31, 2021	Mar. 31, 2022
Private Placement Warrants [Abstract]
Gross proceeds to be received from issuance of warrants						$ 10,280,000	$ 5,520,000
Private Placement Warrant [Member]
Private Placement Warrants [Abstract]
Warrants issued (in shares)					10,280,000
Share price (in dollars per share)					$ 1.00
Gross proceeds to be received from issuance of warrants					$ 10,280,000
Warrants outstanding (in shares)	15,800,000
Private Placement Warrant [Member] | Sponsor [Member]
Private Placement Warrants [Abstract]
Warrants issued (in shares)	2,760,000		2,760,000
Share price (in dollars per share)							$ 1.00	$ 1.00
Gross proceeds to be received from issuance of warrants		$ 2,760,000		$ 2,760,000
Class A Ordinary Shares [Member] | Private Placement Warrant [Member]
Private Placement Warrants [Abstract]
Number of securities to be called by each warrant (in shares)							1	1
Warrants exercise price (in dollars per share)							$ 11.50	$ 11.50